Share based compensation (Details 1) - $ / shares	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Statement [Line Items]
Exercise price	$ 71.50	$ 84.50
Stock Options Top [Member]
Statement [Line Items]
Grant date share price	$ 72.15	$ 161.20
Expected life	2 years	5 years
Exercise price	$ 97.50	$ 159.25
Risk free interest rate	4.20%	3.99%
Expected volatility	103.00%	110.00%
Stock Options Bottom [Member]
Statement [Line Items]
Grant date share price	$ 2.84	$ 83.20
Expected life		2 years 10 months 28 days
Exercise price	$ 5.25	$ 84.50
Risk free interest rate	2.91%	2.88%
Expected volatility	66.00%	95.00%